Provisions and other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other provisions

	Restructuring	Warranty	Other
Balance	provision	provision	liabilities	Total
At January 1, 2019	$191	$9,052	$3,862	$13,105
Provisions made during the year	104	3,855	40	3,999
Provisions used/paid during the year	(289)	(1,458)	—	(1,747)
Provisions reversed/expired during the year	(2)	(967)	(2,292)	(3,261)
Effect of movements in exchange rates	4	(2)	78	80
At December 31, 2019	8	10,480	1,688	12,176
Provisions made during the year	66	3,189	40	3,295
Provisions used/paid during the year	(65)	(2,569)	—	(2,634)
Provisions reversed/expired during the year	—	(1,486)	—	(1,486)
Effect of movements in exchange rates	1	11	36	48
At December 31, 2020	$10	$9,625	$1,764	$11,399

At December 31, 2019
Current	$8	$10,480	$—	$10,488
Non-current	—	—	1,688	1,688
	$8	$10,480	$1,688	$12,176

At December 31, 2020
Current	$10	$9,625	$—	$9,635
Non-current	—	—	1,764	1,764
	$10	$9,625	$1,764	$11,399